Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

(12) Income Taxes

Cingulate Inc. is taxed as a C corporation under the Internal Revenue Code. Cingulate Inc. records deferred income taxes to reflect the impact of temporary differences between the recorded amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws and regulations. CTx is a wholly-owned disregarded entity of Cingulate Inc., and all of the activity for CTx, along with its wholly-owned subsidiary Cingulate Works Inc., is included in the calculation of the current and deferred tax assets and liabilities for Cingulate Inc. No deferred income tax benefit or expense was recorded for the three-month periods ended September 30, 2023, and 2022 or the nine-month periods ended September 30, 2023 and 2022, for federal or state income taxes.

Income tax expense differed from the expected expense computed by applying the U.S. Federal income tax rate as follows:

	Three Months Ended September 30, 2023	Three Months Ended September 30, 2022	Nine Months Ended September 30, 2023	Nine Months Ended September 30, 2022
Federal income tax benefit at statutory rate	$(1,255,601)	$(845,722)	$(3,486,052)	$(2,733,779)
State income tax benefit	(330,642)	(222,707)	(917,994)	(719,896)
Permanent differences	6,154	3,157	14,457	11,920
Change in valuation allowance	2,218,188	1,132,895	5,089,875	3,572,189
Prior period adjustment to actual	(620,630)	-	(620,630)	-
Other	(17,469)	(67,623)	(79,656)	(130,434)
Total income tax expense	$-	$-	$-	$-

Evaluating the need for, and amount of, a valuation allowance for deferred tax assets often requires significant judgment and extensive analysis of all available evidence on a jurisdiction-by-jurisdiction basis. Such judgments require the Company to interpret existing tax law and other published guidance as applied to its circumstances. As part of this assessment, the Company considers both positive and negative evidence about its profitability and tax situation. A valuation allowance is provided if, based on available evidence, it is more likely than not that all or some portion of a deferred tax asset will not be realized. The Company determined that it was more likely than not that it would not realize its deferred tax assets, based on historical levels of income and future forecasts of taxable income, among other items. The Company recorded a valuation allowance of its net deferred tax assets totaling $10,988,821 as of September 30, 2023, and $5,580,595 at December 31, 2022, which was recorded as a component of income tax expense on the accompanying consolidated statements of operations and other comprehensive loss.

The Company files income tax returns in the U.S. federal and various state jurisdictions. The Company is not subject to U.S. federal and state income tax examinations by tax authorities for years before 2018.

The Company follows the provisions of FASB ASC 740, Income Taxes, to evaluate uncertain tax positions. This topic prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Company has not identified any material uncertain tax positions requiring recognition in the consolidated financial statements as of September 30, 2023 or December 31, 2022.

	September 30, 2023	December 31, 2022
Deferred income tax assets:
Current:
Research and development costs	$723,577	$343,087
Other	59,126	59,018
Non-current:
Net operating losses	5,862,906	3,381,215
Research and development costs	3,645,038	1,762,716
Research and development tax credit	756,122	-
Unvested stock options	405,739	204,380
Patents	99,118	92,417
Right-of-use assets	45,265	63,563
Gross deferred income tax assets	11,596,891	5,906,396
Less: valuation allowance	(10,988,821)	(5,580,595)
Net deferred income tax asset	608,070	325,801

Deferred income tax liabilities:
Current:
Accrual to cash	-	(11,228)
Non-current
Property and equipment	(608,070)	(314,573)
Gross deferred income tax liabilities	(608,070)	(325,801)

Net deferred tax asset (liability)	$-	$-

(13) Income Taxes

Cingulate Inc. is taxed as a C corporation under the Internal Revenue Code. Cingulate Inc. records deferred income taxes to reflect the impact of temporary differences between the recorded amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws and regulations. CTx is a wholly-owned disregarded entity of Cingulate Inc., and all of the activity for CTx, along with its wholly-owned subsidiary Cingulate Works Inc., is included in the calculation of the current and deferred tax assets and liabilities for Cingulate Inc. No deferred income tax benefit or expense was recorded as of December 31, 2022 or December 31, 2021, for federal or state income taxes.

Income tax expense differed from the expected expense computed by applying U.S. Federal income tax rate for the respective years ended as follows:

	December 31, 2022	December 31, 2021
Federal income tax benefit at statutory rate	$(3,712,008)	$(563,519)
State income tax benefit	(977,496)	(148,393)
Permanent differences	11,935	44,804
Change in valuation allowance	4,733,324	713,701
Other	(55,755)	(46,593)
Total income tax expense	$-	$-

Evaluating the need for, and amount of, a valuation allowance for deferred tax assets often requires significant judgment and extensive analysis of all available evidence on a jurisdiction-by-jurisdiction basis. Such judgments require the Company to interpret existing tax law and other published guidance as applied to its circumstances. As part of this assessment, the Company considers both positive and negative evidence about its profitability and tax situation. A valuation allowance is provided if, based on available evidence, it is more likely than not that all or some portion of a deferred tax asset will not be realized. The Company determined that it was more likely than not that it would not realize its deferred tax assets, based on historical levels of income and future forecasts of taxable income, among other items. The Company recorded a valuation allowance of its net deferred tax assets totaling $5,580,595 and $847,269, respectively, at December 31, 2022 and 2021, which was recorded as a component of income tax expense on the accompanying consolidated statements of operations and other comprehensive loss.

The Company files income tax returns in the U.S. federal and various state jurisdictions. The Companies are not subject to U.S. federal and state income tax examinations by tax authorities for years before 2018.

The Company follows the provisions of FASB ASC 740, Income Taxes, to evaluate uncertain tax positions. This topic prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Company has not identified any material uncertain tax positions requiring recognition in the consolidated financial statements as of December 31, 2022.

	December 31, 2022	December 31, 2021
Deferred income tax assets:
Current:
Research and development costs	$343,087	$-
Other	59,018	4,050
Non-current:
Net operating losses	3,381,215	1,201,974
Research and development costs	1,762,716	-
Unvested stock options	204,380	11,835
Patents	92,417	90,480
Right-of-use assets	63,563	49,606
Gross deferred income tax assets	5,906,396	1,357,945
Less: valuation allowance	(5,580,595)	(847,269)
Net deferred income tax asset	325,801	510,676

Deferred income tax liabilities:
Current:
Accrual to cash	(11,228)	(105,075)
Non-current
Property and equipment	(314,573)	(405,601)
Gross deferred income tax liabilities	(325,801)	(510,676)

Net deferred tax asset (liability)	$-	$-